Schedule of prepayments and other receivables (Details) - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Notes and other explanatory information [abstract]
Prepayments		€ 27	€ 45
Trade receivables	[1]	4,774	2,953
VAT recoverable		17	13
Other receivables		229	48
Prepayments and other receivables		€ 5,047	€ 3,059	€ 4,919

[1]	Trade receivables balance includes customer receivable amounts for QIND/Al Shola. Amounts are recorded at the invoice amount less an allowance for credit losses. The allowance is an estimate based on historical collection experience, current and future economic and market conditions, and a review of the current status of each customer’s trade accounts receivable. Management evaluates the aging of the accounts receivable balances and the financial condition of its customers and all other forward-looking information that is reasonably available to estimate the amount of accounts receivable that may not be collected in the future and before recording the appropriate provision.